Annual Total Returns- Federated Hermes U S Treasury Cash Reserves (Institutional Shares) [BarChart] - Institutional Shares - Federated Hermes U S Treasury Cash Reserves - IS	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	none	none	none	none	none	0.18%	0.70%	1.69%	2.04%	0.36%